Security deposits (Details)	Jun. 30, 2019 USD ($)	May 31, 2019 CNY (¥)	May 31, 2019 USD ($)	Jun. 30, 2018 USD ($)
Security deposits
Loan deposits	$ 986,407			$ 1,502,819
Sales performance deposit	1,388,179			0
Total security deposits	$ 2,374,586			$ 1,502,819
Customer deposits		¥ 9,551,078	$ 1,400,000